Assets Held for Sale, Sold or Acquired Textuals (Details) - USD ($) $ / shares in Units, shares in Millions	1 Months Ended						3 Months Ended							5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Sep. 30, 2019	Apr. 30, 2019	Oct. 31, 2018	Sep. 30, 2017	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	May 17, 2017	Jul. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 02, 2019	Jan. 31, 2019	Dec. 18, 2018
Income related items for assets held for sale [Abstract]
Income (Loss) From Equity Method Investments																$ 779,000,000	$ 1,074,000,000	$ 772,000,000
Exploration Expense																743,000,000	369,000,000	934,000,000
Gain (Loss) on Disposition of Oil and Gas Property [Abstract]
Other income																1,358,000,000	173,000,000	529,000,000
Equity Method Investments							$ 8,234,000,000			$ 9,005,000,000						8,234,000,000	9,005,000,000
Operating Segments [Member]
Income related items for assets held for sale [Abstract]
Income (Loss) From Equity Method Investments																779,000,000	1,074,000,000	772,000,000
Corporate, Non-Segment [Member]
Income related items for assets held for sale [Abstract]
Income (Loss) From Equity Method Investments																0	0	0
Alaska Segment [Member] | Operating Segments [Member]
Income related items for assets held for sale [Abstract]
Income (Loss) From Equity Method Investments																7,000,000	6,000,000	7,000,000
Lower 48 Segment [Member] | Operating Segments [Member]
Income related items for assets held for sale [Abstract]
Income (Loss) From Equity Method Investments																(159,000,000)	1,000,000	5,000,000
Canada Segment [Member] | Operating Segments [Member]
Income related items for assets held for sale [Abstract]
Income (Loss) From Equity Method Investments																0	0	197,000,000
Asia Pacific Segment [Member] | Operating Segments [Member]
Income related items for assets held for sale [Abstract]
Income (Loss) From Equity Method Investments																461,000,000	323,000,000	29,000,000
Europe, Middle East and North Africa Segment [Member] | Operating Segments [Member]
Income related items for assets held for sale [Abstract]
Income (Loss) From Equity Method Investments																470,000,000	744,000,000	534,000,000
Australia West Assets [Member] | Asia Pacific Segment [Member] | Operating Segments [Member]
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Net carrying value		$ 600,000,000
Amount of PP&E in carrying value of asset		1,200,000,000					1,200,000,000									1,200,000,000
Working Capital and cash in net carrying value		(300,000,000)
Amount of deferred taxes in carrying value of asset		200,000,000
Income related items for assets held for sale [Abstract]
Results Of Operations Income Before Income Taxes																372,000,000	364,000,000	317,000,000
Australia West Assets [Member] | Asia Pacific Segment [Member] | Operating Segments [Member] | Scenario Plan [Member]
Asset Held For Sale Transaction Detail [Abstract]
Proceeds from asset dispositions		1,390,000,000
Australia West Sale Contingent Proceeds upon Final Investment Decision		75,000,000
Australia West Assets [Member] | Asia Pacific Segment [Member] | Operating Segments [Member] | Asset Retirement Obligation Costs [Member]
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Asset Retirement Obligation of held for sale or sold		$ 700,000,000					$ 700,000,000									$ 700,000,000
Barossa project [Member] | Asia Pacific Segment [Member] | Operating Segments [Member]
Asset Held For Sale Transaction Detail [Abstract]
Ownership Percent							37.50%									37.50%
Darwin LNG Facility [Member] | Asia Pacific Segment [Member] | Operating Segments [Member]
Asset Held For Sale Transaction Detail [Abstract]
Ownership Percent							56.90%									56.90%
Poseidon Field [Member] | Asia Pacific Segment [Member] | Operating Segments [Member]
Asset Held For Sale Transaction Detail [Abstract]
Ownership Percent							40.00%									40.00%
Athena Field [Member] | Asia Pacific Segment [Member] | Operating Segments [Member]
Asset Held For Sale Transaction Detail [Abstract]
Ownership Percent							50.00%									50.00%
Niobrara [Member] | Lower 48 Segment [Member] | Operating Segments [Member]
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Net carrying value																			$ 390,000,000
Amount of PP&E in carrying value of asset							$ 426,000,000									$ 426,000,000			426,000,000
Income related items for assets held for sale [Abstract]
Results Of Operations Income Before Income Taxes																(372,000,000)	35,000,000	(12,000,000)
Impairment of assets in exchange							379,000,000
Exploration Expense							7,000,000
Niobrara [Member] | Lower 48 Segment [Member] | Operating Segments [Member] | Scenario Plan [Member]
Asset Held For Sale Transaction Detail [Abstract]
Proceeds from asset dispositions							380,000,000
Niobrara [Member] | Lower 48 Segment [Member] | Operating Segments [Member] | Asset Retirement Obligation Costs [Member]
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Asset Retirement Obligation of held for sale or sold							34,000,000									34,000,000			$ 34,000,000
Golden Pass [Member] | Lower 48 Segment [Member] | Operating Segments [Member]
Asset Held For Sale Transaction Detail [Abstract]
Ownership percentage in equity investment																				12.40%
Income related items for assets held for sale [Abstract]
Income (Loss) From Equity Method Investments									$ (60,000,000)
U.K. Subsidiaries [Member] | Europe, Middle East and North Africa Segment [Member] | Operating Segments [Member]
Asset Held For Sale Transaction Detail [Abstract]
Proceeds from asset dispositions			$ 2,200,000,000
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Net carrying value			500,000,000
Amount of PP&E in carrying value of asset			1,600,000,000
Working Capital and cash in net carrying value			(100,000,000)
Amount of deferred taxes in carrying value of asset			300,000,000
Cumulative foreign currency translation adjustments			500,000,000
Income related items for assets held for sale [Abstract]
Results Of Operations Income Before Income Taxes																400,000,000	900,000,000	300,000,000
Gain (Loss) on Disposition of Oil and Gas Property [Abstract]
Before-tax gain (loss) on disposition																1,700,000,000
After-tax gain (loss) on disposition							2,100,000,000									2,100,000,000
U.K. Subsidiaries [Member] | Europe, Middle East and North Africa Segment [Member] | Operating Segments [Member] | Scenario Plan [Member]
Asset Held For Sale Transaction Detail [Abstract]
Proceeds from asset dispositions				$ 2,675,000,000
U.K. Subsidiaries [Member] | Europe, Middle East and North Africa Segment [Member] | Operating Segments [Member] | Asset Retirement Obligation Costs [Member]
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Asset Retirement Obligation of held for sale or sold			1,800,000,000
Greater Sunrise Fields [Member] | Asia Pacific Segment [Member] | Operating Segments [Member]
Asset Held For Sale Transaction Detail [Abstract]
Proceeds from asset dispositions								$ 350,000,000
Ownership Percent								30.00%
Gain (Loss) on Disposition of Oil and Gas Property [Abstract]
After-tax gain (loss) on disposition								$ 52,000,000
Magnolia Field And Platform [Member] | Lower 48 Segment [Member] | Operating Segments [Member]
Asset Held For Sale Transaction Detail [Abstract]
Proceeds from asset dispositions							16,000,000
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Amount of PP&E in carrying value of asset							4,000,000									4,000,000
Gain (Loss) on Disposition of Oil and Gas Property [Abstract]
Before-tax gain (loss) on disposition							82,000,000
Magnolia Field And Platform [Member] | Lower 48 Segment [Member] | Operating Segments [Member] | Asset Retirement Obligation Costs [Member]
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Asset retirement obligation at disposal							$ 70,000,000									70,000,000
Other properties [Member] | Lower 48 Segment [Member] | Operating Segments [Member]
Asset Held For Sale Transaction Detail [Abstract]
Proceeds from asset dispositions													$ 112,000,000
Gain (Loss) on Disposition of Oil and Gas Property [Abstract]
Before-tax gain (loss) on disposition													$ 0
Other properties [Member] | Lower 48 Segment [Member] | Operating Segments [Member] | Scenario Plan [Member]
Asset Held For Sale Transaction Detail [Abstract]
Proceeds from asset dispositions	$ 186,000,000
Undeveloped Leasehold Assets [Member] | Lower 48 Segment [Member] | Operating Segments [Member]
Asset Held For Sale Transaction Detail [Abstract]
Proceeds from asset dispositions										162,000,000	$ 56,000,000	$ 105,000,000
Gain (Loss) on Disposition of Oil and Gas Property [Abstract]
Before-tax gain (loss) on disposition										140,000,000		0
Barnett [Member] | Lower 48 Segment [Member] | Operating Segments [Member]
Asset Held For Sale Transaction Detail [Abstract]
Proceeds from asset dispositions					$ 196,000,000
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Net carrying value					201,000,000
Amount of PP&E in carrying value of asset					250,000,000
Income related items for assets held for sale [Abstract]
Results Of Operations Income Before Income Taxes																	(59,000,000)	(566,000,000)
Gain (Loss) on Disposition of Oil and Gas Property [Abstract]
Before-tax gain (loss) on disposition					5,000,000
Impaired Assets to be Disposed of by Method Other than Sale, Carrying Value of Asset										87,000,000							87,000,000	572,000,000
Barnett [Member] | Lower 48 Segment [Member] | Operating Segments [Member] | Asset Retirement Obligation Costs [Member]
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Asset retirement obligation at disposal					$ 49,000,000
U.K. subsidiary holding Clair field | Europe, Middle East and North Africa Segment [Member] | Operating Segments [Member]
Asset Held For Sale Transaction Detail [Abstract]
Proceeds from asset dispositions										253,000,000
Ownership Percent																					16.50%
Ownership percentage retained																					7.50%
Fair Value Assets Disposed Of																					$ 1,743,000,000
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Net carrying value																					1,028,000,000
Amount of PP&E in carrying value of asset																					1,553,000,000
Amount of deferred taxes in carrying value of asset																					485,000,000
Income related items for assets held for sale [Abstract]
Results Of Operations Income Before Income Taxes																	748,000,000	(400,000)
Gain (Loss) on Disposition of Oil and Gas Property [Abstract]
Before-tax gain (loss) on disposition										$ 715,000,000
U.K. subsidiary holding Clair field | Europe, Middle East and North Africa Segment [Member] | Operating Segments [Member] | Asset Retirement Obligation Costs [Member]
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Asset Retirement Obligation of held for sale or sold																					$ 59,000,000
Foster Creek Christina Lake (FCCL) and western Canada gas properties [Member] | Canada Segment [Member] | Operating Segments [Member]
Asset Held For Sale Transaction Detail [Abstract]
Proceeds from asset dispositions														$ 11,000,000,000.0
Shares Exchanged for Assets Held for Sale														208
Gain (Loss) on Disposition of Oil and Gas Property [Abstract]
Before-tax gain (loss) on disposition																$ 114,000,000	95,000,000	2,100,000,000
Business Combination, Contingent Consideration Arrangements [Abstract]
Assets Held for Sale, Contingent Consideration Term																The contingent payment, calculated and paid on a quarterly basis, is $6 million CAD for every $1 CAD by which the WCS quarterly average crude price exceeds $52 CAD per barrel.
Cenovus Energy common share price														$ 9.41
Cenovus Energy Investment at Cost														$ 1,960,000,000
Foster Creek Christina Lake (FCCL) [Member]
Asset Held For Sale Transaction Detail [Abstract]
Ownership percentage in equity investment														50.00%
Foster Creek Christina Lake (FCCL) [Member] | Canada Segment [Member] | Operating Segments [Member]
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Carrying Value of Equity Investment Sold														$ 8,900,000,000
Income related items for assets held for sale [Abstract]
Income (Loss) From Equity Method Investments																		197,000,000
Western Canada Gas Properties [Member] | Canada Segment [Member] | Operating Segments [Member]
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Net carrying value														1,900,000,000
Amount of PP&E in carrying value of asset														2,600,000,000
Total current liabilities of assets held for sale														100,000,000
Income related items for assets held for sale [Abstract]
Results Of Operations Income Before Income Taxes																		(26,000,000)
Western Canada Gas Properties [Member] | Canada Segment [Member] | Operating Segments [Member] | Asset Retirement Obligation Costs [Member]
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Asset Retirement Obligation of held for sale or sold														$ 585,000,000
San Juan Basin [Member] | Lower 48 Segment [Member] | Operating Segments [Member]
Asset Held For Sale Transaction Detail [Abstract]
Proceeds from asset dispositions															$ 2,500,000,000
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Net carrying value															2,500,000,000
Amount of PP&E in carrying value of asset															2,900,000,000
Income related items for assets held for sale [Abstract]
Results Of Operations Income Before Income Taxes																		(3,200,000,000)
Impairment of asset held for sale												$ 3,300,000,000
Gain (Loss) on Disposition of Oil and Gas Property [Abstract]
Before-tax gain (loss) on disposition															$ (22,000,000)	$ 0	$ 28,000,000
Business Combination, Contingent Consideration Arrangements [Abstract]
Assets Held for Sale, Contingent Consideration Term															The transaction includes a contingent payment of up to $300 million. The six-year contingent payment, effective beginning January 1, 2018, is due annually for the periods in which the monthly U.S. Henry Hub price is at or above $3.20 per MMBTU.
San Juan Basin [Member] | Lower 48 Segment [Member] | Operating Segments [Member] | Scenario Plan [Member]
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Asset Retirement Obligation of held for sale or sold															$ 406,000,000
Panhandle [Member] | Lower 48 Segment [Member] | Operating Segments [Member]
Asset Held For Sale Transaction Detail [Abstract]
Proceeds from asset dispositions						$ 178,000,000
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Net carrying value						206,000,000
Amount of PP&E in carrying value of asset						279,000,000
Income related items for assets held for sale [Abstract]
Results Of Operations Income Before Income Taxes																		$ (14,000,000)
Gain (Loss) on Disposition of Oil and Gas Property [Abstract]
Before-tax gain (loss) on disposition						$ (28,000,000)
Panhandle [Member] | Lower 48 Segment [Member] | Operating Segments [Member] | Asset Retirement Obligation Costs [Member]
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Asset Retirement Obligation of held for sale or sold			$ 72,000,000